SCHEDULE OF ASSUMPTION OF BLACK-SCHOLES OPTION PRICING MODEL (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expected dividend
Minimum [Member]
Exercise price	$ 0.16	$ 0.16
Expected term	3 years 3 months	3 years 3 months
Risk-free interest rate	0.38%	0.38%
Expected volatility	293.07%	293.07%
Maximum [Member]
Exercise price	$ 0.26	$ 0.26
Expected term	3 years 9 months	3 years 9 months
Risk-free interest rate	2.43%	2.43%
Expected volatility	517.13%	517.13%